Receivables and Related Allowances - Schedule of Percent of Customers by State (Detail)	12 Months Ended
Dec. 31, 2016
Arizona [Member]
Receivables And Related Allowances [Line Items]
Percent of customers by state	53.00%
Nevada [Member]
Receivables And Related Allowances [Line Items]
Percent of customers by state	37.00%
California [Member]
Receivables And Related Allowances [Line Items]
Percent of customers by state	10.00%